UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-06719

Sterling Capital Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor
Raleigh, NC 27601-0575
(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President
Sterling Capital Funds
434 Fayetteville Street Mall, 5th Floor
Raleigh, NC 27601-0575
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Equity Index Fund

Schedule of Investments

September 30, 2011

(Unaudited)

Fair Value
Mutual Funds (100.4%)
S&P 500 Stock Master Portfolio	$19,296,191

TOTAL INVESTMENTS - 100.4%	$19,296,191

Percentages based on net assets of $19,220,587.

See accompanying notes to the Schedule of Investments.

STERLING CAPITAL FUNDS

Equity Index Fund

Notes to the Schedule of Investments

September 30, 2011

(Unaudited)

1.	Organization:

The Sterling Capital Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the Sterling Capital Funds (the “Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its investable assets in the S&P 500 Stock Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. BlackRock Fund Advisors serves as investment advisor for the Master Portfolio. The Master Portfolio’s Schedule of Investments is included in this Form and should be read in conjunction with the Fund’s Schedule of Investments. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 1.01% in the net assets of the Master Portfolio at September 30, 2011.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments (“Schedule”). The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation the Schedule requires management to make estimates and assumptions that affect the report amounts. Actual results could differ from those estimates.

Security Valuation—The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

Fair Value Measurements —The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•Level 1 - quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended September 30, 2011 there was no changes to the valuation policies and procedures.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of September 30, 2011 is as follows:

Continued

STERLING CAPITAL FUNDS

Equity Index Fund

Notes to the Schedule of Investments

September 30, 2011

(Unaudited)

	Level 1 - Quoted Inputs	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total Fair Value

Investment in Master Portfolio	$19,296,191	$-	$-	$19,296,191

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. In addition ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. Finally, ASU No. 2011-04 will also require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Federal Income Taxes—It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3.	Federal Income Taxes:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Fund did not incur any interest or penalties.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2010, the Fund had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Continued

STERLING CAPITAL FUNDS

Equity Index Fund

Notes to the Schedule of Investments

September 30, 2011

(Unaudited)

Amount	Expires

$ 715,833	2011

175,416	2012

519,736	2013

612,669	2014

3,549,980	2016

1,338,848	2017

2,743,646	2018

$9,656,128

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year tax purposes. The Fund had $79,462 of deferred post-October capital losses, which will be treated as arising on the first business day of the current fiscal year.

Schedule of Investments September 30, 2011 (Unaudited)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary - 11.6%

Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	44,993	$453,979
Johnson Controls, Inc.	125,399	3,306,772

		3,760,751

Automobiles - 0.4%
Ford Motor Co. (a)(b)	700,326	6,772,153
Harley-Davidson, Inc.	43,828	1,504,615

		8,276,768

Distributors - 0.1%
Genuine Parts Co. (b)	28,812	1,463,650

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)	22,491	890,868
DeVry, Inc.	11,396	421,196
H&R Block, Inc.	56,960	758,138

		2,070,202

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	85,144	2,579,863
Chipotle Mexican Grill, Inc. (a)(b)	5,777	1,750,142
Darden Restaurants, Inc. (b)	24,981	1,067,938
International Game Technology (b)	55,651	808,609
Marriott International, Inc., Class A (b)	51,879	1,413,184
McDonald’s Corp.	190,366	16,717,942
Starbucks Corp.	137,785	5,138,003
Starwood Hotels & Resorts Worldwide, Inc. (b)	35,206	1,366,697
Wyndham Worldwide Corp. (b)	29,938	853,532
Wynn Resorts Ltd.	14,721	1,694,093
Yum! Brands, Inc.	85,580	4,226,796

		37,616,799

Household Durables - 0.3%
D.R. Horton, Inc.	51,682	467,205
Harman International Industries, Inc. (b)	12,788	365,481
Leggett & Platt, Inc. (b)	26,232	519,131
Lennar Corp., Class A (b)	29,431	398,496
Newell Rubbermaid, Inc.	54,155	642,820
Pulte Homes, Inc. (a)	61,435	242,668
Stanley Black & Decker, Inc.	31,180	1,530,938
Whirlpool Corp. (b)	14,246	711,018

		4,877,757

Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	66,947	14,475,950
Expedia, Inc. (b)	35,571	915,954
NetFlix, Inc. (a)	9,670	1,094,257
priceline.com, Inc. (a)	9,170	4,121,548

		20,607,709

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (b)	22,568	735,943

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Mattel, Inc. (b)	62,853	1,627,264

		2,363,207

Media - 3.0%
CBS Corp., Class B (b)	123,807	2,523,187
Cablevision Systems Corp.	41,868	658,584
Comcast Corp., Class A	507,380	10,604,242
DIRECTV, Class A (a)	136,369	5,761,590
Discovery Communications, Inc. (a)	50,218	1,889,201
Gannett Co., Inc.	44,022	419,530
Interpublic Group of Cos., Inc.	88,875	639,900
The McGraw-Hill Cos., Inc.	55,330	2,268,530
News Corp., Class A	421,256	6,516,830
Omnicom Group, Inc.	51,644	1,902,565
Scripps Networks Interactive, Inc., Class A (b)	18,108	673,074
Time Warner Cable, Inc. (b)	60,116	3,767,470
Time Warner, Inc. (b)	192,986	5,783,790
Viacom, Inc., Class B (b)	106,173	4,113,142
The Walt Disney Co. (b)	342,549	10,331,278
The Washington Post Co., Class B (b)	893	291,984

		58,144,897

Multiline Retail - 1.7%
Big Lots, Inc. (a)	12,403	431,996
Family Dollar Stores, Inc.	21,981	1,117,954
J.C. Penney Co., Inc. (b)	26,723	715,642
Kohl’s Corp. (b)	51,681	2,537,537
Macy’s, Inc.	78,980	2,078,754
Nordstrom, Inc.	30,404	1,388,855
Sears Holdings Corp. (a)(b)	7,266	417,940
Target Corp.	124,704	6,115,484
Wal-Mart Stores, Inc. (b)	324,320	16,832,208

		31,636,370

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A	16,016	985,945
AutoNation, Inc. (a)(b)	9,390	307,804
AutoZone, Inc. (a)	5,353	1,708,624
Bed Bath & Beyond, Inc. (a)	45,287	2,595,398
Best Buy Co., Inc. (b)	56,263	1,310,928
CarMax, Inc. (a)	41,494	989,632
GameStop Corp., Class A (a)(b)	25,229	582,790
The Gap, Inc.	64,571	1,048,633
The Home Depot, Inc. (b)	288,747	9,491,114
Limited Brands, Inc. (b)	45,400	1,748,354
Lowe’s Cos., Inc.	232,946	4,505,176
O’Reilly Automotive, Inc. (a)(b)	24,925	1,660,753
Ross Stores, Inc.	21,187	1,667,205
The Sherwin-Williams Co. (b)	16,139	1,199,450
Staples, Inc. (b)	130,817	1,739,866
The TJX Cos., Inc. (b)	70,437	3,907,140
Tiffany & Co.	23,417	1,424,222
Urban Outfitters, Inc. (a)	22,250	496,620

		37,369,654

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	53,469	2,771,298
NIKE, Inc., Class B	70,004	5,986,042
Ralph Lauren Corp.	11,918	1,545,765

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

VF Corp.	15,901	1,932,289

		12,235,394

Total Consumer Discretionary		220,423,158

Consumer Staples - 10.8%

Beverages - 2.8%
Brown-Forman Corp., Class B (b)	18,453	1,294,294
The Coca-Cola Co. (b)	423,340	28,600,850
Coca-Cola Enterprises, Inc.	58,447	1,454,161
Constellation Brands, Inc. (a)	33,487	602,766
Dr Pepper Snapple Group, Inc.	39,743	1,541,234
Fortune Brands Inc. (a)	28,509	1,541,767
Molson Coors Brewing Co., Class B	29,959	1,186,676
PepsiCo, Inc.	291,768	18,060,439

		54,282,187

Food & Staples Retailing - 1.5%
CVS Caremark Corp.	248,256	8,336,436
Costco Wholesale Corp. (b)	80,687	6,626,016
The Kroger Co.	111,504	2,448,628
SUPERVALU, Inc. (b)	38,660	257,476
Safeway, Inc.	63,985	1,064,071
Sysco Corp. (b)	109,159	2,827,218
Walgreen Co.	167,228	5,500,129
Whole Foods Market, Inc. (b)	29,024	1,895,557

		28,955,531

Food Products - 1.8%
Archer Daniels Midland Co. (b)	124,252	3,082,692
Campbell Soup Co. (b)	33,416	1,081,676
ConAgra Foods, Inc.	76,295	1,847,865
Dean Foods Co. (a)	33,635	298,342
General Mills, Inc. (b)	119,133	4,583,047
H.J. Heinz Co. (b)	59,164	2,986,599
The Hershey Co.	28,547	1,691,124
Hormel Foods Corp. (b)	25,625	692,387
The J.M. Smucker Co.	21,129	1,540,093
Kellogg Co.	46,036	2,448,655
Kraft Foods, Inc., Class A	325,560	10,932,305
McCormick & Co., Inc. (b)	24,436	1,127,966
Sara Lee Corp.	108,624	1,776,002
Tyson Foods, Inc., Class A	54,080	938,829

		35,027,582

Household Products - 2.5%
Colgate-Palmolive Co. (b)	89,600	7,945,728
The Clorox Co. (b)	24,377	1,616,926
Kimberly-Clark Corp. (b)	72,217	5,128,129
The Procter & Gamble Co.	506,839	32,022,088

		46,712,871

Personal Products - 0.3%
Avon Products, Inc. (b)	78,962	1,547,655
The Estee Lauder Cos., Inc., Class A	20,929	1,838,404

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Mead Johnson Nutrition Co.	37,570	2,585,943

		5,972,002

Tobacco - 1.9%
Altria Group, Inc.	382,304	10,249,570
Lorillard, Inc.	25,617	2,835,802
Philip Morris International, Inc.	324,040	20,213,615
Reynolds American, Inc. (b)	62,164	2,329,907

		35,628,894

Total Consumer Staples		206,579,067

Energy - 11.5%

Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	80,371	3,709,925
Cameron International Corp. (a)	45,055	1,871,585
Diamond Offshore Drilling, Inc. (b)	12,946	708,664
FMC Technologies, Inc. (a)	44,067	1,656,919
Halliburton Co.	169,486	5,172,713
Helmerich & Payne, Inc. (b)	19,580	794,948
Nabors Industries Ltd. (a)	52,648	645,464
National Oilwell Varco, Inc.	78,075	3,999,002
Noble Corp. (a)	46,752	1,372,171
Rowan Cos., Inc. (a)	23,569	711,548
Schlumberger Ltd.	248,955	14,870,082

		35,513,021

Oil, Gas & Consumable Fuels - 9.6%
Alpha Natural Resources, Inc. (a)	42,073	744,271
Anadarko Petroleum Corp.	91,744	5,784,459
Apache Corp.	70,756	5,677,461
Cabot Oil & Gas Corp.	19,159	1,186,134
Chesapeake Energy Corp.	121,742	3,110,508
Chevron Corp.	369,433	34,179,941
ConocoPhillips	253,332	16,040,982
CONSOL Energy, Inc.	42,045	1,426,587
Denbury Resources, Inc. (a)	74,763	859,774
Devon Energy Corp. (b)	76,955	4,266,385
EOG Resources, Inc.	49,571	3,520,037
El Paso Corp.	142,412	2,489,362
Exxon Mobil Corp.	896,695	65,126,958
Hess Corp.	55,920	2,933,563
Marathon Oil Corp.	131,719	2,842,496
Marathon Petroleum Corp.	65,463	1,771,429
Murphy Oil Corp.	35,532	1,569,093
Newfield Exploration Co. (a)	24,259	962,840
Noble Energy, Inc.	32,443	2,296,964
Occidental Petroleum Corp.	149,828	10,712,702
Peabody Energy Corp.	49,779	1,686,513
Pioneer Natural Resources Co. (b)	21,419	1,408,728
QEP Resources, Inc.	32,444	878,259
Range Resources Corp.	29,788	1,741,406
Southwestern Energy Co. (a)	63,966	2,131,987
Spectra Energy Corp. (b)	120,283	2,950,542
Sunoco, Inc.	22,507	697,942
Tesoro Corp. (a)(b)	26,348	512,996
Valero Energy Corp.	105,765	1,880,502

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

The Williams Cos., Inc.	108,867	2,649,823

		184,040,644

Total Energy		219,553,665

Financials - 13.4%

Capital Markets - 1.9%
Ameriprise Financial, Inc.	43,759	1,722,354
The Bank of New York Mellon Corp.	226,825	4,216,677
BlackRock, Inc. (c)	18,471	2,733,893
The Charles Schwab Corp. (b)	198,445	2,236,475
E*Trade Financial Corp. (a)	47,343	431,295
Federated Investors, Inc., Class B (b)	17,586	308,282
Franklin Resources, Inc.	26,808	2,563,917
The Goldman Sachs Group, Inc.	93,362	8,827,377
Invesco Ltd.	82,569	1,280,645
Janus Capital Group, Inc.	35,433	212,598
Legg Mason, Inc.	24,542	630,975
Morgan Stanley	273,180	3,687,930
Northern Trust Corp.	44,393	1,552,867
State Street Corp.	92,660	2,979,946
T Rowe Price Group, Inc.	47,079	2,248,964

		35,634,195

Commercial Banks - 2.5%
BB&T Corp.	128,953	2,750,568
Comerica, Inc.	36,909	847,800
Fifth Third Bancorp	168,719	1,704,062
First Horizon National Corp.	47,372	282,337
Huntington Bancshares, Inc.	157,213	754,622
KeyCorp	176,708	1,047,878
M&T Bank Corp.	23,078	1,613,152
PNC Financial Services Group, Inc. (b)(c)	97,140	4,681,177
Regions Financial Corp.	232,820	775,291
SunTrust Banks, Inc.	98,540	1,768,793
U.S. Bancorp (b)	354,106	8,335,655
Wells Fargo & Co.	973,439	23,479,349
Zions BanCorp.	33,890	476,832

		48,517,516

Consumer Finance - 0.8%
American Express Co.	191,713	8,607,914
Capital One Financial Corp. (b)	84,860	3,363,002
Discover Financial Services	100,297	2,300,813
SLM Corp.	95,571	1,189,859

		15,461,588

Diversified Financial Services - 2.9%
Bank of America Corp. (b)	1,868,219	11,433,500
CME Group, Inc.	12,329	3,037,866
Citigroup, Inc.	537,928	13,781,715
IntercontinentalExchange, Inc. (a)	13,601	1,608,454
JPMorgan Chase & Co.	719,275	21,664,563
Leucadia National Corp. (b)	36,339	824,168
Moody’s Corp. (b)	36,997	1,126,559
The NASDAQ OMX Group, Inc. (a)	23,928	553,694

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

NYSE Euronext	48,541	1,128,093

		55,158,612

Insurance - 3.6%
ACE Ltd.	62,350	3,778,410
Aon Corp.	60,009	2,519,178
Aflac, Inc.	85,980	3,005,001
The Allstate Corp. (b)	94,861	2,247,257
American International Group, Inc. (a)	80,923	1,776,260
Assurant, Inc.	17,134	613,397
Berkshire Hathaway, Inc., Class B (a)	324,231	23,033,370
Chubb Corp. (b)	52,890	3,172,871
Cincinnati Financial Corp. (b)	30,273	797,088
Genworth Financial, Inc., Class A (a)	91,567	525,595
Hartford Financial Services Group, Inc.	81,711	1,318,815
Lincoln National Corp.	56,312	880,157
Loews Corp.	57,636	1,991,324
Marsh & McLennan Cos., Inc.	99,528	2,641,473
MetLife, Inc. (b)	194,925	5,459,849
Principal Financial Group, Inc.	57,404	1,301,349
The Progressive Corp.	118,319	2,101,345
Prudential Financial, Inc.	89,701	4,203,389
Torchmark Corp.	19,648	684,929
The Travelers Cos., Inc.	77,407	3,772,043
Unum Group	56,280	1,179,629
XL Group Plc	60,355	1,134,674

		68,137,403

Real Estate Investment Trusts (REITs) - 1.6%
Apartment Investment & Management Co.	22,349	494,360
AvalonBay Communities, Inc.	17,313	1,974,548
Boston Properties, Inc.	27,052	2,410,333
Equity Residential (b)	54,610	2,832,621
HCP, Inc.	75,210	2,636,863
Health Care REIT, Inc.	32,702	1,530,454
Host Hotels & Resorts, Inc.	129,895	1,421,051
Kimco Realty Corp.	74,849	1,124,980
Plum Creek Timber Co., Inc. (b)	29,733	1,032,032
ProLogis, Inc.	84,501	2,049,149
Public Storage	26,090	2,905,122
Simon Property Group, Inc.	54,106	5,950,578
Ventas, Inc.	53,253	2,630,698
Vornado Realty Trust	33,965	2,534,468

		31,527,257

Real Estate Management & Development - 0.0%
CBRE GROUP, Inc. COMMON STOCK USD.01	59,703	803,602

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (b)	97,596	552,393
People’s United Financial, Inc. (b)	68,692	783,089

		1,335,482

Total Financials		256,575,655

Health Care - 12.0%

Biotechnology - 1.3%
Amgen, Inc.	170,219	9,353,534
Biogen Idec, Inc. (a)	44,687	4,162,594
Celgene Corp. (a)	84,437	5,228,339

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Cephalon, Inc. (a)	14,467	1,167,487
Gilead Sciences, Inc. (a)	142,506	5,529,233

		25,441,187

Health Care Equipment & Supplies - 2.0%
Baxter International, Inc. (b)	104,840	5,885,717
Becton Dickinson & Co. (b)	40,215	2,948,564
Boston Scientific Corp. (a)	283,495	1,675,455
C.R. Bard, Inc.	15,937	1,395,125
CareFusion Corp. (a)	40,844	978,214
Covidien Plc	91,125	4,018,612
DENTSPLY International, Inc. (b)	25,790	791,495
Edwards Lifesciences Corp. (a)	21,263	1,515,627
Hospira, Inc. (a)	30,150	1,115,550
Intuitive Surgical, Inc. (a)	7,224	2,631,559
Medtronic, Inc.	195,010	6,482,132
St. Jude Medical, Inc.	60,919	2,204,659
Stryker Corp.	60,661	2,858,953
Varian Medical Systems, Inc. (a)	21,629	1,128,169
Zimmer Holdings, Inc. (a)	35,280	1,887,480

		37,517,311

Health Care Providers & Services - 2.1%
Aetna, Inc.	69,009	2,508,477
AmerisourceBergen Corp. (b)	49,396	1,840,989
CIGNA Corp.	49,750	2,086,515
Cardinal Health, Inc. (b)	63,782	2,671,190
Coventry Health Care, Inc. (a)	27,312	786,859
DaVita, Inc. (a)	17,087	1,070,842
Express Scripts, Inc. (a)	90,209	3,344,048
Humana, Inc.	30,635	2,228,084
Laboratory Corp. of America Holdings (a)	18,787	1,485,113
McKesson Corp. (b)	45,549	3,311,412
Medco Health Solutions, Inc. (a)	71,289	3,342,741
Patterson Cos., Inc. (b)	17,321	495,900
Quest Diagnostics, Inc. (b)	29,219	1,442,250
Tenet Healthcare Corp. (a)	85,102	351,471
UnitedHealth Group, Inc.	198,644	9,161,461
WellPoint, Inc.	66,654	4,351,173

		40,478,525

Health Care Technology - 0.1%
Cerner Corp. (a)	26,818	1,837,569

Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	33,526	1,288,404
PerkinElmer, Inc. (b)	20,792	399,414
Thermo Fisher Scientific, Inc. (a)	70,454	3,567,791
Waters Corp. (a)	16,920	1,277,291

		6,532,900

Pharmaceuticals - 6.1%
Abbott Laboratories (b)	286,956	14,674,930
Allergan, Inc.	56,659	4,667,568
Bristol-Myers Squibb Co.	314,397	9,865,778
Eli Lilly & Co.	187,785	6,942,411
Forest Laboratories, Inc. (a)	50,930	1,568,135
Johnson & Johnson	505,255	32,189,796
Merck & Co., Inc.	567,976	18,578,495
Mylan, Inc. (a)	79,098	1,344,666
Pfizer, Inc.	1,439,228	25,445,551

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Watson Pharmaceuticals, Inc. (a)	23,246	1,586,540

		116,863,870

Total Health Care		228,671,362

Industrials - 10.2%

Aerospace & Defense - 2.6%
The Boeing Co. (b)	136,597	8,265,484
General Dynamics Corp.	66,874	3,804,462
Goodrich Corp.	22,950	2,769,606
Honeywell International, Inc. (b)	144,058	6,325,587
ITT Corp.	34,209	1,436,778
L-3 Communications Holdings, Inc.	19,281	1,194,844
Lockheed Martin Corp. (b)	50,883	3,696,141
Northrop Grumman Corp. (b)	51,121	2,666,471
Precision Castparts Corp. (b)	26,568	4,130,261
Raytheon Co.	64,963	2,655,038
Rockwell Collins, Inc. (b)	28,495	1,503,396
United Technologies Corp. (b)	167,699	11,799,302

		50,247,370

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (b)	30,356	2,078,475
Expeditors International of Washington, Inc. (b)	38,973	1,580,355
FedEx Corp. (b)	58,411	3,953,257
United Parcel Service, Inc., Class B	180,704	11,411,458

		19,023,545

Airlines - 0.1%
Southwest Airlines Co. (b)	147,830	1,188,553

Building Products - 0.0%
Masco Corp. (b)	66,353	472,433

Commercial Services & Supplies - 0.5%
Avery Dennison Corp. (b)	19,906	499,243
Cintas Corp. (b)	20,745	583,764
Iron Mountain, Inc. (b)	37,351	1,181,039
Pitney Bowes, Inc. (b)	36,777	691,408
R.R. Donnelley & Sons Co. (b)	34,697	489,922
Republic Services, Inc. (b)	58,891	1,652,481
Stericycle, Inc. (a)(b)	15,995	1,291,116
Waste Management, Inc. (b)	87,184	2,838,711

		9,227,684

Construction & Engineering - 0.1%
Fluor Corp. (b)	31,886	1,484,293
Jacobs Engineering Group, Inc. (a)	23,616	762,561
Quanta Services, Inc. (a)	38,597	725,238

		2,972,092

Electrical Equipment - 0.5%
Emerson Electric Co.	137,542	5,681,860
First Solar, Inc. (a)(b)	10,782	681,530
Rockwell Automation, Inc.	26,238	1,469,328

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Roper Industries, Inc. (b)	17,613	1,213,712

		9,046,430

Industrial Conglomerates - 2.3%
3M Co. (b)	130,847	9,393,506
General Electric Co.	1,954,437	29,785,620
Textron, Inc.	50,550	891,702
Tyco International Ltd.	85,387	3,479,520

		43,550,348

Machinery - 2.0%
Caterpillar, Inc.	119,090	8,793,606
Cummins, Inc. (b)	35,797	2,923,183
Danaher Corp. (b)	104,844	4,397,157
Deere & Co. (b)	76,455	4,936,699
Dover Corp.	34,277	1,597,308
Eaton Corp.	62,731	2,226,951
Flowserve Corp. (b)	10,205	755,170
Illinois Tool Works, Inc. (b)	90,837	3,778,819
Ingersoll-Rand Plc	60,847	1,709,192
Joy Global, Inc.	19,490	1,215,786
PACCAR, Inc. (b)	67,194	2,272,501
Pall Corp. (b)	21,627	916,985
Parker Hannifin Corp.	28,736	1,814,104
Snap-on, Inc.	10,749	477,256

		37,814,717

Professional Services - 0.1%
Dun & Bradstreet Corp. (b)	9,200	563,592
Equifax, Inc.	22,727	698,628
Monster Worldwide, Inc. (a)	23,375	167,832
Robert Half International, Inc. (b)	26,259	557,216

		1,987,268

Road & Rail - 0.8%
CSX Corp.	201,483	3,761,688
Norfolk Southern Corp.	64,274	3,921,999
Ryder System, Inc. (b)	9,403	352,707
Union Pacific Corp.	89,890	7,341,316

		15,377,710

Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	54,690	1,820,083
W.W. Grainger, Inc. (b)	11,190	1,673,353

		3,493,436

Total Industrials		194,401,586

Information Technology - 19.4%

Communications Equipment - 2.0%
Cisco Systems, Inc. (b)	1,013,995	15,706,783
F5 Networks, Inc. (a)	14,879	1,057,153
Harris Corp. (b)	22,414	765,886
JDS Uniphase Corp. (a)(b)	42,587	424,592
Juniper Networks, Inc. (a)	98,018	1,691,791
Motorola Mobility Holdings, Inc. (a)	48,495	1,832,141
Motorola Solutions, Inc.	55,913	2,342,755
QUALCOMM, Inc.	309,670	15,059,252

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Tellabs, Inc.	68,814	295,212

		39,175,565

Computers & Peripherals - 6.9%
Apple, Inc. (a)	170,943	65,160,053
Dell, Inc. (a)	286,624	4,055,730
EMC Corp. (a)(b)	380,605	7,988,899
Hewlett-Packard Co.	382,310	8,582,860
International Business Machines Corp. (b)	220,280	38,555,608
Lexmark International, Inc., Class A (a)(b)	14,923	403,369
NetApp, Inc. (a)	68,179	2,313,995
SanDisk Corp. (a)	44,306	1,787,747
Teradata Corp. (a)	30,863	1,652,096
Western Digital Corp. (a)	42,952	1,104,725

		131,605,082

Electronic Equipment, Instruments & Components - 0.5%
Agilent Technologies, Inc. (a)	63,995	1,999,844
Amphenol Corp., Class A (b)	31,554	1,286,456
Corning, Inc.	290,040	3,584,894
FLIR Systems, Inc.	29,723	744,561
Jabil Circuit, Inc. (b)	34,172	607,920
Molex, Inc. (b)	25,232	513,976

		8,737,651

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	34,100	677,908
eBay, Inc. (a)	211,382	6,233,655
Google, Inc., Class A (a)	46,434	23,884,721
VeriSign, Inc.	30,341	868,056
Yahoo!, Inc. (a)	233,506	3,072,939

		34,737,279

IT Services - 1.9%
Accenture Plc, Class A	118,636	6,249,745
Automatic Data Processing, Inc.	90,496	4,266,886
Cognizant Technology Solutions Corp., Class A (a)	55,930	3,506,811
Computer Sciences Corp. (b)	28,425	763,211
Fidelity National Information Services, Inc.	46,091	1,120,933
Fiserv, Inc. (a)	25,915	1,315,705
MasterCard, Inc., Class A	19,670	6,238,537
Paychex, Inc. (b)	59,063	1,557,491
SAIC, Inc. (a)	50,157	592,354
Total System Services, Inc.	29,752	503,701
Visa, Inc., Class A (b)	94,284	8,082,025
The Western Union Co. (b)	116,219	1,776,989

		35,974,388

Office Electronics - 0.1%
Xerox Corp.	257,642	1,795,765

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	106,290	539,953
Altera Corp.	59,740	1,883,602
Analog Devices, Inc.	54,999	1,718,719
Applied Materials, Inc.	242,358	2,508,405
Broadcom Corp., Class A (a)	88,683	2,952,257
Intel Corp. (b)	968,739	20,663,203
KLA-Tencor Corp. (b)	30,780	1,178,258
LSI Corp. (a)	107,133	554,949

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Linear Technology Corp.	41,774	1,155,051
MEMC Electronic Materials, Inc. (a)	43,740	229,198
Microchip Technology, Inc. (b)	35,224	1,095,819
Micron Technology, Inc. (a)	184,630	930,535
NVIDIA Corp. (a)	111,255	1,390,687
Novellus Systems, Inc. (a)	13,172	359,069
Teradyne, Inc. (a)(b)	33,754	371,632
Texas Instruments, Inc.	212,672	5,667,709
Xilinx, Inc. (b)	48,659	1,335,203

		44,534,249

Software - 3.9%
Adobe Systems, Inc. (a)	91,454	2,210,443
Autodesk, Inc. (a)	42,382	1,177,372
BMC Software, Inc. (a)	32,125	1,238,740
CA, Inc.	70,058	1,359,826
Citrix Systems, Inc. (a)	34,568	1,884,993
Compuware Corp. (a)	41,170	315,362
Electronic Arts, Inc. (a)	61,650	1,260,742
Intuit, Inc. (a)	55,980	2,655,691
Microsoft Corp.	1,374,847	34,219,942
Oracle Corp. (b)	728,442	20,935,423
Red Hat, Inc. (a)	35,760	1,511,218
Salesforce.com, Inc. (a)(b)	24,958	2,852,200
Symantec Corp. (a)	137,659	2,243,842

		73,865,794

Total Information Technology		370,425,773

Materials - 3.4%

Chemicals - 2.1%
Air Products & Chemicals, Inc. (b)	39,256	2,997,981
Airgas, Inc. (b)	12,395	791,049
CF Industries Holdings, Inc.	13,249	1,634,794
The Dow Chemical Co. (b)	217,679	4,889,070
E.I. du Pont de Nemours & Co. (b)	171,871	6,869,684
Eastman Chemical Co. (b)	13,027	892,740
Ecolab, Inc. (b)	42,955	2,100,070
FMC Corp. (b)	13,141	908,832
International Flavors & Fragrances, Inc. (b)	14,931	839,421
Monsanto Co.	98,514	5,914,780
The Mosaic Co.	51,103	2,502,514
PPG Industries, Inc.	29,079	2,054,722
Praxair, Inc. (b)	55,616	5,198,984
Sigma-Aldrich Corp. (b)	22,561	1,394,044

		38,988,685

Construction Materials - 0.1%
Vulcan Materials Co. (b)	24,062	663,149

Containers & Packaging - 0.1%
Ball Corp.	30,450	944,559
Bemis Co., Inc. (b)	19,099	559,792
Owens-Illinois, Inc. (a)	30,316	458,378
Sealed Air Corp.	29,357	490,262

		2,452,991

Metals & Mining - 0.9%
AK Steel Holding Corp. (b)	20,937	136,928
Alcoa, Inc. (b)	195,576	1,871,662

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Allegheny Technologies, Inc.	19,650	726,853
Cliffs Natural Resources, Inc. (b)	26,879	1,375,398
Freeport-McMoRan Copper & Gold, Inc.	174,699	5,319,585
Newmont Mining Corp.	91,068	5,728,177
Nucor Corp. (b)	58,103	1,838,379
Titanium Metals Corp.	14,763	221,150
United States Steel Corp. (b)	26,273	578,269

		17,796,401

Paper & Forest Products - 0.2%
International Paper Co. (b)	80,390	1,869,067
MeadWestvaco Corp.	31,371	770,472
Weyerhaeuser Co. (b)	98,849	1,537,102

		4,176,641

Total Materials		64,077,867

Telecommunication Services - 3.3%

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	1,092,607	31,161,152
CenturyLink, Inc.	113,566	3,761,306
Frontier Communications Corp. (b)	183,688	1,122,334
Verizon Communications, Inc. (b)	521,848	19,204,006
Windstream Corp. (b)	94,343	1,100,039

		56,348,837

Wireless Telecommunication Services - 0.3%
American Tower Corp., Class A (a)	72,912	3,922,666
MetroPCS Communications, Inc. (a)	53,717	467,875
Sprint Nextel Corp. (a)	549,424	1,670,249

		6,060,790

Total Telecommunication Services		62,409,627

Utilities - 4.0%

Electric Utilities - 2.1%
American Electric Power Co., Inc.	89,106	3,387,810
Duke Energy Corp.	245,773	4,913,002
Edison International	59,909	2,291,519
Entergy Corp.	32,720	2,169,009
Exelon Corp.	122,229	5,208,178
FirstEnergy Corp.	77,338	3,473,250
NextEra Energy, Inc.	77,938	4,210,211
Northeast Utilities	32,338	1,088,174
PPL Corp. (b)	106,818	3,048,586
Pepco Holdings, Inc. (b)	41,713	789,210
Pinnacle West Capital Corp.	20,212	867,903
Progress Energy, Inc. (b)	54,152	2,800,741
Southern Co.	158,062	6,697,087

		40,944,680

Gas Utilities - 0.2%
EQT Corp. (b)	27,603	1,472,896
Nicor, Inc.	8,217	452,017

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Oneok, Inc.	19,238	1,270,478

		3,195,391

Independent Power Producers & Energy Traders - 0.2%
The AES Corp. (a)	120,643	1,177,475
Constellation Energy Group, Inc.	37,251	1,417,773
NRG Energy, Inc. (a)	44,870	951,693

		3,546,941

Multi-Utilities - 1.5%
Ameren Corp.	44,259	1,317,590
CMS Energy Corp.	46,873	927,617
Centerpoint Energy, Inc.	78,571	1,541,563
Consolidated Edison, Inc. (b)	54,144	3,087,291
DTE Energy Co.	31,353	1,536,924
Dominion Resources, Inc. (b)	105,165	5,339,227
Integrys Energy Group, Inc. (b)	14,430	701,587
NiSource, Inc. (b)	51,932	1,110,306
PG&E Corp.	74,084	3,134,494
Public Service Enterprise Group, Inc. (b)	93,010	3,103,744
SCANA Corp. (b)	21,118	854,223
Sempra Energy (b)	44,028	2,267,442
TECO Energy, Inc. (b)	39,765	681,174
Wisconsin Energy Corp. (b)	43,113	1,349,006
Xcel Energy, Inc. (b)	88,993	2,197,237

		29,149,425

Total Utilities		76,836,437

Total Long-Term Investments (Cost - $ 1,774,173,907) - 99.6%		1,899,954,197

Short-Term Securities

Money Market Funds - 14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)(d)(e)	228,807,011	228,807,011
BlackRock Cash Funds: Prime, SL Agency Shares, 0.18% (c)(d)(e)	42,386,297	42,386,297

		271,193,308

	Par (000)	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bill, 0.01%, 12/22/11 (f)(g)	$1,550	1,549,949

Total Short-Term Securities (Cost - $ 272,743,308) - 14.3%		272,743,257

Total Investments (Cost - $ 2,046,917,215*) - 113.9%		2,172,697,454

Liabilities in Excess of Other Assets - (13.9)%		(264,471,828)

Net Assets - 100.0%		$1,908,225,626
*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,112,499,976

Gross unrealized appreciation	$425,465,057
Gross unrealized depreciation	(365,267,579)

Net unrealized appreciation	$60,197,478

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Loss	Income
BlackRock Cash
Funds: Institutional,
SL Agency Shares	350,818,795	-	(122,011,784)[1]	228,807,011	$228,807,011	-	$458,126
BlackRock Cash
Funds: Prime, SL
Agency Shares	53,051,433	-	(10,665,136)[1]	42,386,297	$42,386,297	-	$80,107

BlackRock Inc.	-	18,917	(446)	18,471	$2,733,893	$(3,543)	$49,251
PNC Financial
Services Group, Inc.	98,114	2,512	(3,486)	97,140	$4,681,177	$(59,106)	$78,888

1 Represents net activity.

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	Rate shown is the yield to maturity as of the date of purchase.
(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
142	S&P 500 Index	Chicago	December 2011	$ 7,994,600	$ (377,112)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivatives financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1—price quotations in active markets/exchanges for identical assets and liabilities

• Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (concluded)

S&P 500 Stock Master Portfolio

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:

Long-Term Investments[1] :
Common Stocks	$1,899,954,197	-	-	$1,899,954,197

Short-Term Securities:

Money Market Funds	271,193,308	-	-	271,193,308

U.S. Government Obligations	-	$1,549,949	-	1,549,949
Total	$2,171,147,505	$1,549,949	-	$2,172,697,454
Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity Contracts	$(377,112)	-	-	$(377,112)

1  See above Schedule of Investments for values in each industry.

2  Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	11/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	11/22/11

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer
(principal financial officer)

Date	11/22/11